Fees Summary	Dec. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,500,000
Previously Paid Amount	0.00
Total Fee Amount	897.65
Total Offset Amount	0.00
Net Fee	897.65
Narrative - Max Aggregate Offering Price	$ 6,500,000
Final Prospectus	true